Stock Options (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options [Abstract]
Schedule of stock option activity for employees and directors
	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2017	1,758,315	0.0026
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2018	1,758,315	0.0026
Number of options exercisable at December 31, 2018	1,137,731	0.0026

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	2,068,605	0.0026
Granted	-	-
Exercised	(81,432)	0.0026
Forfeited or expired	(228,858)	-
Outstanding at December 31, 2017	1,758,315	0.0026
Number of options exercisable at December 31, 2017	827,443	0.0026

Schedule of fair value of options granted
Years ended December 31,
2016
Dividend yield	0
Expected volatility (%) (*)	100%
Risk-free interest rate (%)	1%
Expected term (years) (**)	2.5
Exercise price (US dollars)	0.0026
Stock price (US dollars) (***)	0.15

(*)	Due to the low trading volume of the Company’s Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.

(**)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method” in accordance with SEC Staff Accounting Bulletin No. 110.

(***)	The Common Stock price, per share reflects the Company’s management’s estimation of the fair value per share of Common Stock. In reaching its estimation for 2016 grants, management considered, among other things, the valuation of the issuance of the shares under the private placement (see Note 11F above)

Schedule of information about options to employees, officers and directors outstanding
	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Exercise Price
0.0026	1,758,315	2.03	1,137,731	0.0026